Employment Benefits	12 Months Ended
Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Employment Benefits
25.	Employment Benefits

(1)	Employment benefit obligations as of December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Net defined benefit asset	￦	20,871	198,626
Net defined benefit obligations		1,675,741	825,927
Other long-term employee benefit obligations		3,417	2,794

(2)	Principal assumptions used for actuarial valuation as of December 31, 2021 and 2022 are as follows:

	2021	2022

Discount rate	2.51%~2.60%	5.16%~5.19%
Future salary and benefit levels	4.28%	4.55%
Weighted average duration	10.39 years	8.84 years

(3)	Details of expense relating to defined benefit plans for the years ended December 31, 2020, 2021 and 2022 are as follows:

		2020	2021	2022

		In millions of won
Current service cost	￦	509,520	524,942	496,722
Interest cost		83,248	91,877	116,256
Expected return on plan assets		(42,742)	(52,782)	(73,484)
Past service cost		(2,027)	5,483	125
Loss from settlement		—	—	—

	￦	547,999	569,520	539,619

Expenses described above are recognized in those items below in the consolidated financial statements.

		2020	2021	2022

		In millions of won
Cost of sales	￦	397,442	416,287	404,243
Selling and administrative expenses		94,846	95,983	81,457
Others (Construction-in-progress and others)		55,711	57,250	53,919

	￦	547,999	569,520	539,619

In addition, for the years ended December 31, 2020, 2021 and 2022, employee benefit obligations expenses of, ￦60,587 million, ￦71,976 million and ￦101,369 million, respectively, are recognized as cost of sales, and ￦9,121 million, ￦17,144 million and, ￦28,301 million, respectively, are recognized as selling and administrative expenses, and ￦11,861 million, ￦13,025 million and ￦14,827 million, respectively, are recognized as construction-in-progress
and others, relates to the Company’s defined contribution plans.

(4)	Details of defined benefit obligations as of December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Present value of defined benefit obligation from funded plans	￦	4,564,417	3,776,715
Fair value of plan assets		(2,909,547)	(3,149,414)

Net liabilities incurred from defined benefit plans	￦	1,654,870	627,301

(5)	Changes in the present value of defined benefit obligations for the years ended December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Beginning balance	￦	4,570,614	4,564,417
Current service cost		524,942	496,722
Interest cost		91,877	116,256
Remeasurement component		(345,755)	(1,012,727)
Past service cost		5,483	125
Actual payments		(282,794)	(388,105)
Others		50	27

Ending balance	￦	4,564,417	3,776,715

(6)	Changes in the fair value of plan assets for the years ended December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Beginning balance	￦	2,670,832	2,909,547
Expected return		52,782	73,484
Remeasurement component		(8,457)	(11,609)
Contributions by the employers		317,707	347,778
Actual payments		(123,317)	(169,786)

Ending balance	￦	2,909,547	3,149,414

In addition, gain on accumulated remeasurement component amounting to ￦98,844 million and gain on accumulated remeasurement component amounting to ￦614,805 million have been recognized as other comprehensive income or loss for the years ended December 31, 2021 and 2022, respectively.

(7)	Details of the fair value of plan assets as of December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Equity instruments	￦	344,002	171,301
Debt instruments		744,167	854,640
Bank deposits		407,809	590,103
Others (*)		1,413,569	1,533,370

	￦	2,909,547	3,149,414

(*)	‘Others’ consist of various financial assets managed by external asset management companies.
For the years ended December 31, 2021 and 2022, actual returns on plan assets amounted to ￦44,325 and ￦61,875 million, respectively.

(8)	Remeasurement components recognized in other comprehensive income (loss) for the years ended December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Actuarial gain from changes in financial assumptions	￦	(258,194)	(967,366)
Experience adjustments, etc.		(87,561)	(45,361)
Expected return		8,457	11,609

	￦	(337,298)	(1,001,118)

Remeasurement components recognized as other comprehensive income or loss are included in retained earnings.